INCOME TAXES (Schedule of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Liabilities from risk reserve fund guarantee	$ 21,088
Deferred revenue	4,535
Accrued expenses	1,530
Total	27,153
Valuation allowance	$ 0	$ 0